Investments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Investments [Abstract]
Summary of Investments Held by Corporate

The Corporation held the following investments:

	As at December 31,
	2017	2016
	$000’s	$000’s
	Carrying value & fair value	Carrying value & fair value
Funds – Available-for-sale	7,045	65,427
Bonds – Available-for-sale	115,343	91,696
Debentures – Fair value through profit/loss[1]	—	7,556
Equity in quoted companies – Available-for-sale	280	123,808
Equity in private companies – Available-for-sale	6,981	6,921
Total investments	129,649	295,408
Current portion	122,668	288,487
Non-current portion	6,981	6,921

A financial asset is designated as fair value through profit or loss on initial recognition if it is part of a contract containing one or more embedded derivatives and the entire contract is designated as such.

Summary of Carrying Value of Bonds and Debentures Held by the Corporation

The following table provides information about the carrying value of bonds and debentures held by the Corporation that are due over the current and non-current terms:

	1 year or less $000’s	1 to 5 years $000’s	Greater than 5 years $000’s
Bonds	38,014	72,645	4,684
Total	38,014	72,645	4,684

Summary of Recognized Gain From Current Investments

For the year ended December 31, 2017, the Corporation recognized a gain from current investments as follows:

	Funds $000’s	Bonds $000’s	Debentures $000’s	Equity in quoted companies $000’s	Equity in private companies $000’s	Total $000’s
Investment income earned	473	2,647	253	1,182	186	4,741
Realized gains	3,657	2,330	—	35,096	—	41,083
Unrealized losses	(4,299)	(1,969)	—	(78)	—	(6,346)
Changes in fair value through profit/loss	—	—	—	—	13	13
Total	(169)	3,008	253	36,200	199	39,491

Schedule of Convertible Debt

The debentures were fully repaid during the year ended December 31, 2017.

Debentures
$000’s
As at January 1, 2016	12,260
Realized gain on investment	1,035
Unrealized loss on investment	(909)
Converted to equity	(5,310)
Translation	480
As at December 31, 2016	7,556
Realized gain on investment	253
Redemption of debenture	(8,365)
Translation	556
As at December 31, 2017	—

Schedule Significant Subsidiaries of Corporation

As at December 31, 2017, the Corporation had the following significant subsidiaries:

Name of principal subsidiary	Country of incorporation	Principal business	Percentage of ownership
Stars Group Holdings B.V.	Netherlands	Intermediate holding company and investment vehicle	100%
Stars Interactive Holdings (IOM) Limited	Isle of Man	Intermediate holding company	100%
Worldwide Independent Trust Limited	Isle of Man	Treasury	100%
REEL Italy Limited	Malta	Various	100%
Rational Entertainment Enterprises Limited	Isle of Man	Gaming services	100%
Naris Limited	Isle of Man	Treasury	100%
Stars Interactive Limited	Isle of Man	Intermediate holding company	100%
RG Cash Plus Limited	Isle of Man	Treasury	100%
Rational Gaming Europe Limited	Malta	Various	100%
REEL Spain Plc	Malta	Gaming services	100%